Property, Plant and Equipment - Depreciation and Depletion Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Aug. 15, 2012 Predecessor	Dec. 31, 2011 Predecessor	Dec. 31, 2012 Successor	Dec. 31, 2013 Successor
Property, Plant and Equipment [Line Items]
Depreciation and depletion expense	$ 1,476	$ 565	$ 1,089	$ 449	$ 1,109	$ 6,132